SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 ₪ / shares	Jun. 30, 2019 ₪ / shares	Dec. 31, 2018 ₪ / shares
Provision for litigation			$ 10,000
Ordinary shares, par value | ₪ / shares					₪ 0.01	₪ 0.01	₪ 0.01
Reclassified unrealized gain net of tax accumulated other comprehensive income		316
Amount remaining accumulated other comprehensive income		38
Increase operating lease right-of-use		1,585
Amounts of severance payment expenses		$ 242	$ 174	$ 154
Subsequent Event [Member]
Amounts of severance payment expenses	$ 270
Minimum [Member]
Short-term deposits annual interest rate		0.35%	2.63%
Maximum [Member]
Short-term deposits annual interest rate		2.90%	3.08%